Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 20. Shareholders’ Equity

a) Pursuant to the Company’s bylaws, the capital stock of the Company consists of a minimum fixed portion of Ps. 231,290 (nominal amount), represented as of December 31, 2024 by a total of 61,245,000,000 shares (including treasury shares available for placement in accordance with the provisions of the Ley del Mercado de Valores), all of them “B” shares.

b) As of December 31, 2024 and 2023, the Company’s capital stock was represented by 61,000,000,000 outstanding “B” shares and 62,450,000,000 outstanding “B” shares, respectively.

c) As of December 31, 2024 and 2023, the Company’s treasury held for placement in accordance with the provisions of the Ley del Mercado de Valores and the Disposiciones de carácter general aplicables a las emisoras de valores y a otros participantes en el Mercado de valores issued by the Comisión Nacional Bancaria y de Valores, a total amount of 245,000,000 series “B” shares and 770,260,000 series “B” shares, respectively, acquired pursuant to the Company’s share repurchase program.

d) Company’s “B” shares are registered common and no-par value shares with full voting rights.

Dividends

On April 29, 2024, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps.$0.48 (forty-eight peso cents) per share to each of the shares of its capital stock. It was approved, that such dividend would be paid in two installments of Ps.$0.24 (twenty four peso cents) each, on July 15 and November 11, 2024, respectively.

On April 27, 2023, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps.$0.46 (forty-six peso cents) per share to each of the shares of its capital stock. It was approved to pay said dividend in two installments of Ps.$0.23 (twenty three peso cents) each, on July 17 and November 13, 2023, respectively.

Legal Reserve

According to the General Corporations Law (Ley General de Sociedades Mercantiles), companies must allocate from the net profit of each year, at least 5% to increase the legal reserve until it reaches 20% of its capital stock (nominal amount). This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of December 31, 2024 and December 31, 2023, the legal reserve amounted to Ps. 358,440.

Restrictions on Certain Transactions

Pursuant to the Company’s bylaws any transfer of more than 10% of the Company’s shares, effected in one or more transactions by any person or group of persons acting in concert, requires prior approval by our Board of Directors. However, if the Board of Directors denies such approval, the Company’s bylaws require it to designate an alternate transferee, who must pay market price for the shares as quoted on the Bolsa Mexicana de Valores, S.A.B. de C.V.

Payment of Dividends

Dividends paid in cash, with respect to the “B” shares or “B” share ADSs will generally be subject to a 10% Mexican withholding tax (provided that no Mexican withholding tax will apply to distributions of net taxable profits generated before 2014). Non-resident holders could be subject to a lower tax rate, to the extent that they are eligible for benefits under an income tax treaty to which Mexico is a party.

Repurchase of shares

On April 29, 2024, the Company’s annual shareholders meeting authorized an amount of Ps. 15 billion to repurchase the Company’s own shares. On November 8, 2024, the Company’s shareholders’ meeting approved to increase by Ps. 15 billion the Company’s share buyback fund. During the fiscal year ended on December 31, 2024, the Company repurchased 1,450,000,000 series “B” shares. At the end of 2024 and after considering the cancelation of shares approved by the shareholders meeting on November 8, 2024, the Company had in treasury 245,000,000 series “B” shares.

Earnings per Share

The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	(1) 2022		2023		2024
Net profit for the period attributable to equity holders of the parent from continuing operations	Ps.	82,878,406	Ps.	76,110,617	Ps.	22,902,025
Net loss for the period attributable to equity holders of the parent from discontinued operations		(6,719,015)		—		—
Net profit for the period attributable to equity holders of the parent		76,159,391		76,110,617		22,902,025

Weighted average shares (in millions)		63,936		63,049		61,723

Earnings per share attributable to equity holders of the parent continuing operations	Ps.	1.30	Ps.	1.21	Ps.	0.37
Loss per share attributable to equity holders of the parent discontinued operations	Ps.	(0.11)	Ps.	—	Ps.	—

(1)	Discontinued operations